Derivative financial liability - current (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning
Shares lapsed
Granted		276,689
Shares exercised
Number of shares outstanding, at ending	276,689
Number of shares outstanding	276,689
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	838	838
Shares lapsed
Granted
Shares exercised
Number of shares outstanding, at ending	838	838	838
Number of shares outstanding	838	838	838
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	392	392
Shares lapsed
Granted
Shares exercised
Number of shares outstanding, at ending	392	392	392
Number of shares outstanding	392	392	392
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning		204	231
Shares lapsed		(204)
Granted
Shares exercised
Number of shares outstanding, at ending			204
Number of shares outstanding			204	231	231
Lapsed			(27)
D A R A Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	138	138	138
Shares lapsed	(4)
Shares exercised
Number of shares outstanding, at ending	134	138	138
Number of shares outstanding	134	138	138	138	138
Lapsed		(204)
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	336,915	336,915	352,255
Granted			477,255
Number of shares outstanding, at ending		336,915	336,915
Number of shares outstanding		336,915	336,915	352,255
Exercised				(125,000)
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, at beginning	157,495	157,495	157,495
Number of shares outstanding, at ending		157,495	157,495
Number of shares outstanding		157,495	157,495	157,495	157,495
Exercised			(15,340)